Gain (loss) on financial instruments, net	12 Months Ended
Dec. 31, 2020
Gain (loss) on financial instruments, net
Gain Loss On Financial Instruments [TextBlock]

12.Gain (loss) on financial instruments, net

The following table sets forth the details for the gain or loss on financial instruments recognized in the consolidated statements of profit or loss:

	December 31
	2020	2019	2018
Gain (loss) on derivative financial instruments and foreign currency exchange, net	(1,813)	672	(1,226)
(Loss) gain on financial instruments at fair value through profit or loss	(2,175)	(2,258)	648
Unrealized loss on financial instruments at fair value through profit or loss	(806)	—	—
Realized gain on sale of securities at fair value through OCI	—	186	194
Gain (loss) on sale of loans	—	21	(625)
	(4,794)	(1,379)	(1,009)